Black-Scholes Option Pricing Model and the following key assumptions (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Black-Scholes Option Pricing Model and the following key assumptions
Risk free interest rate	0.67%	1.43%
Dividend yield	0.00%	0.00%
Expected volatility	131.42%	93.28%
Estimated market price of the Company's common stock	$ 0.005	$ 0.50
Expected life of the warrants in years	2	3
Weighted average remaining life of the outstanding warrants in years	1.58	8.04
Intrinsic value of warrants	$ 0	$ 173,419